The Company and basis of presentation (Policies)	9 Months Ended
Sep. 30, 2024
The Company and basis of presentation
Accounting policies and methods of computation followed in interim financial statements

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), the “IFRS® Accounting Standards”, using the euro as the Company’s reporting and functional currency.

The interim financial report is prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, and contains condensed financial statements, in that it includes selected explanatory notes rather than all of the notes that would be required in a complete set of financial statements. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023 (the 2023 Form 20-F) in accordance with IAS 1, Presentation of Financial Statements.

Recent pronouncements

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its interim consolidated financial statements at and for the nine months ended September 30, 2024 in conformity with IFRS Accounting Standards that have to be applied for the interim periods starting on or after January 1, 2024. In the nine months ended September 30, 2024, there were no recently implemented accounting pronouncements that materially affect the business.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standard which is relevant for the Company:

IFRS 18, Presentation and Disclosure in Financial Statements

On April 9, 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements (IFRS 18). IFRS 18 aims to improve how information is communicated in financial statements to give investors a more comparable basis to analyze companies’ performance. The standard introduces three sets of new requirements: new categories and subtotals in the consolidated statements of income, disclosure regarding management-defined performance measures and guidance related to the aggregation and disaggregation of certain information. The consolidated statements of income will be split into three newly defined categories (operating, investing and financing) and will include two newly defined subtotals (operating profit and profit before financing and income taxes). Management-defined performance measures are subtotals of income and expense used in public communication outside the financial statements and communicate management’s view of certain aspects of a company’s performance. Such measures are required to be described in a clear and understandable manner in a single note explaining how the measure is calculated, why it is useful, providing a reconciliation to the most directly comparable subtotal noted above, the income tax and the effect on non-controlling interest for each item disclosed in the reconciliation and how the income tax effect was determined. Lastly, companies must disaggregate items if such information is material and avoid using the label “other” in financial statements. Certain additional details for depreciation and amortization, impairment and other expense classifications may be required. IFRS 18 is effective for fiscal periods commencing on or after January 1, 2027. Earlier adoption is permitted. The standard is expected to impact the Company’s presentation of items within the consolidated financial statements and its notes disclosures once implemented, though the standard is not expected to change how the Company recognizes or measures items in its consolidated financial statements.

Disclosure of Revenues and Expenses for Reportable Segments under IFRS 8, Operating Segments (International Financial Reporting Interpretations Committee Agenda Decision)

In July 2024, the International Financial Reporting Interpretations Committee issued an agenda decision on the disclosure of revenues and expenses for reportable segments under IFRS 8, Operating Segments. Under IFRS 8, companies are required to disclose certain specified income and expense items if such items are included within the segment profit measure that is provided to the chief operating decision maker, regardless of whether such items are provided to the chief operating decision maker separately. The agenda decision further clarifies that additional material items of income and expense included within a measure of segment profit reported to the chief operating decision maker may also need to be disclosed, based on management judgment. The Company is currently evaluating whether the International Financial Reporting Interpretations Committee decision has an impact on segment reporting to date.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.